SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Premises and equipment (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Office equipment & Furniture	$ 53,000	$ 74,000
Office equipment, life in years	5-7 years	5-7 years
Computers	38,000	59,000
Computers, life in years	3 years	3 years
Vehicles	119,000	45,000
Vehicles, life in years	5 years	5 years
Farm equipment	289,000	39,000
Farm equipment, life in years	7 years	7 years
Mobile office	10,000	10,000
Mobile office, life in years	10 years	10 years
Irrigation system	822,000	31,000
Irrigation system, life in years	10 years	10 years
Website	7,000	2,000
Website, life in years	3 years	3 years
Subtotal	1,338,000	260,000
Less Accumulated Depreciation	209,000	104,000
Net Book Value	$ 1,129,000	$ 156,000